Other Non-current Liabilities	12 Months Ended
Mar. 31, 2022
Disclosure Of Other Non Current Liabilities [Abstract]
Other Non-current Liabilities
30)	OTHER NON-CURRENT LIABILITIES

	As at March 31
Particulars	2021	2022
Deferred income	815	407
Other liabilities (related to Hotel Travel Group) (refer note 32)	—	4,320
Other liabilities (related to business combination) (refer note 7 (b))	9,402	4,809
Total	10,217	9,536